Annual Operating Expenses {- FundsManager 60% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-12 - FundsManager 60% Portfolio - VIP FundsManager 60% Portfolio-Investor VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.55%
Total annual operating expenses	0.80%	[1]
Fee waiver and/or expense reimbursement	0.05%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	(b)Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2023.